SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2014
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS

7. SHORT-TERM INVESTMENTS

        Short-term investments as of December 31, 2014 comprised the following:

Type of investment	Classification	Annual interest rate	Maturity date	Amount
Loan receivable from Mr. P. Fattouche and Mr. M. Fattouche (Note 16)	Held to maturity	6%	December 2015	5,533
Deposits	Held to maturity	4 - 16%	January 2015 - December 2015	3,534
Sistema Notes due in 2016 (series 04) (related party) (Note 25)	Available for sale	7.65%	—	534
Loan receivable from Navigation Information Systems (related party) (Note 25)	Held to maturity	8.5 - 10.0%	March 2015 - July 2015	132
Loan receivable from Moscow Business Incubator (related party) (Note 25)	Held to maturity	10.5%	December 2015	52
Sistema International Funding S.A. Bonds due 2019 (related party) (Note 25)	Available for sale	6.95%	—	42
Other loans	Held to maturity	—	—	22

Total short-term investments				9,849

        Short-term investments as of December 31, 2013 comprised of the following:

Type of investment	Classification	Annual interest rate	Maturity date	Amount
Deposits	Held to maturity	4.2 - 14.0%	February 2014 - July 2014	5,377
Deposits at MTS Bank (related party) (Note 25)	Held to maturity	8.7%	June 2014	5,081
Mutual investment fund "Reservnyi", managed by DIK (related party) (Note 25)	Available for sale	—	Upon request	4,154
Other loans	Held to maturity	—	—	21

Total short-term investments				14,633

        The Group considers credit risk for short-term investments to be low due to the strong financial position of counterparties.